Schedule I - STATEMENTS OF OPERATIONS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ (27,073)	$ (20,494)	$ (16,840)
Selling expenses	(15,673)	(11,337)	(9,771)
General and administrative expenses	(9,806)	(8,248)	(12,221)
Operating income (loss)	16,023	9,494	(574)
Net income (loss) attributable to China Distance Education Holdings Limited	13,564	8,209	(3,802)
Parent Company
Condensed Income Statements, Captions [Line Items]
Cost of revenues	(56)	(37)	(1,999)
Selling expenses	(47)	(16)	(678)
General and administrative expenses	(1,556)	(1,033)	(4,209)
Operating income (loss)	(1,659)	(1,086)	(6,886)
Equity in income of subsidiaries and variable interest entities	15,215	9,124	2,819
Finance cost	8	171	265
Net income (loss) attributable to China Distance Education Holdings Limited	$ 13,564	$ 8,209	$ (3,802)